Basis of preparation and summary of material accounting policies - Disclosure of Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2024
Mobile network infrastructure | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	4 years
Mobile network infrastructure | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	20 years
Fixed network infrastructure | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	3 years
Fixed network infrastructure | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	25 years
Call center equipment | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	4 years
Call center equipment | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	8 years
Building | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	21 years
Building | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	25 years
Equipment, fixtures and fittings | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	2 years
Equipment, fixtures and fittings | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	10 years
Motor vehicles | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	4 years
Motor vehicles | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	6 years
Electricity production power plant
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	20 years
Leasehold improvements | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	3 years
Leasehold improvements | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	5 years